Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Interest income:
Loans, including fees		¥ 1,322,361	¥ 1,236,933
Deposits in other banks		95,288	83,569
Investment securities		223,367	201,580
Trading account assets		251,891	233,857
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		127,604	62,959
Total		2,020,511	1,818,898
Interest expense:
Deposits		439,708	323,884
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		187,285	142,906
Due to trust account, other short-term borrowings and trading account liabilities		89,447	73,942
Long-term debt		166,318	145,113
Total		882,758	685,845
Net interest income		1,137,753	1,133,053
Provision for (reversal of) credit losses		102,121	(71,060)
Net interest income after provision for (reversal of) credit losses		1,035,632	1,204,113
Non-interest income:
Fees and commissions income		698,463	705,438
Foreign exchange losses—net		(108,687)	(99,407)
Trading account profits (losses)—net		547,299	(332,431)
Investment securities gains—net	[1]	11,654	422,998
Equity in earnings of equity method investees—net		165,487	140,014
Gain on remeasurement of previously held equity method investment		41,218
Other non-interest income		73,729	63,078
Total		1,429,163	899,690
Non-interest expense:
Salaries and employee benefits		591,594	577,915
Occupancy expenses—net		87,768	88,484
Fees and commissions expenses		160,619	155,522
Outsourcing expenses, including data processing		147,839	137,912
Depreciation of premises and equipment		62,395	44,664
Amortization of intangible assets		114,748	114,484
Impairment of intangible assets		2,334	667
Insurance premiums, including deposit insurance		48,220	46,696
Communications		29,582	29,557
Taxes and public charges		46,766	51,786
Impairment of goodwill		241,356
Provision for (reversal of) off-balance sheet credit instruments		(63,342)	42,151
Other non-interest expenses		156,424	118,198
Total		1,626,303	1,408,036
Income before income tax expense		838,492	695,767
Income tax expense		221,171	143,212
Net income before attribution of noncontrolling interests		617,321	552,555
Net income (loss) attributable to noncontrolling interests		779	(696)
Net income attributable to Mitsubishi UFJ Financial Group		616,542	553,251
Income used for the computation of basic EPS and diluted EPS (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group		616,542	553,251
Effect of dilutive instruments:
Restricted stock units and performance stock units	[2]	(1,460)	(1,962)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 615,082	¥ 551,289
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding		12,938,860	13,123,663
Effect of dilutive instruments:
Stock acquisition rights	[2]	167	484
Weighted average common shares for diluted computation		12,939,027	13,124,147
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 47.65	¥ 42.16
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[2]	47.54	42.01
Cash dividend per common share		¥ 11.00	¥ 10.00

[1]	The following credit losses are included in Investment securities gains—net: Decline in fair value by ¥81 million and ¥582 million; Other comprehensive income—net by ¥4 million and ¥79 million; Total credit losses by ¥85 million and ¥661 million, for the six months ended September 30, 2018 and 2019, respectively.
[2]	For the six months ended September 30, 2018, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.